Movement of Allowance For Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of the year	$ 661	$ 158
Increase of the allowance for doubtful accounts	516	510
Foreign currency adjustment	14	(7)
Balance at end of the year	$ 1,191	$ 661